EQUITY - Net Income Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
EQUITY
Net income for the year	$ 1,941,307	$ 670,249
Add: Dilutive impact of cash settling stock-based compensation	(4,736,000)
Net income for the year - diluted	$ 1,936,571	$ 670,249
Weighted average number of common shares outstanding - basic	488,723,000	437,678,000
Add: Dilutive impact of common shares related to the RSU plan, PSU plan and LTIP	1,174,000	738,000
Add: Dilutive impact of employee stock options	16,000	117,000
Weighted average number of common shares outstanding - diluted	489,913,000	438,533,000
Net income per share - basic	$ 3.97	$ 1.53
Net income per share - diluted	$ 3.95	$ 1.53
Anti-dilutive employee stock options	3,323,122	4,194,765